SERVICING RIGHTS (Tables)	12 Months Ended
Dec. 31, 2013
SERVICING RIGHTS
Summary of mortgage servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances

The following summarizes mortgage servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances (dollars in thousands):

	December 31,	December 31,
	2013	2012

Balance at beginning of period	$638	$400
Additions from loans sold with servicing retained	675	344
Amortization	(184)	(106)

Book value of MSRs at end of period	$1,129	$638